CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net income available to common stockholders	$ 17,335,442	$ 11,502,253
Loss from discontinued operations attributable to Deyu Agriculture Corp.	2,790,575	756,480
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation & amortization	979,297	489,379
Share-based compensation	428,702	549,106
Preferred stock dividends accrued	219,721	232,642
Dividends paid with Series A preferred stock	212,420	0
Common stocks issued for services	78,000	0
Deferred income tax expense (benefit)	184,384	(913,785)
Noncontrolling interests	(38,673)	0
Loss on disposal of fixed assets	0	7,573
Decrease (increase) in current assets:
Accounts receivable	(23,824,017)	(6,645,744)
Related-parties trade receivable	(494,752)	0
Inventories	(2,873,705)	(7,816,702)
Advance to suppliers	(5,840,601)	(947,913)
Prepaid expense and other current assets	(539,339)	(853,455)
Increase (decrease) in liabilities:
Accounts payable	1,584,038	192,077
Advance from customers	1,677,638	6,284,419
Accrued expense and other liabilities	346,492	1,097,413
Net cash (used in) provided by operating activities of continuing operations	(7,774,378)	3,933,743
Net cash used in operating activities of discontinued operations	(3,858,325)	(3,727,140)
Net cash (used in) provided by operating activities	(11,632,703)	206,603
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of machinery and equipment	(3,759,859)	(1,987,716)
Construction and remodeling of factory and warehouses	(109,856)	(3,281,762)
Purchase of software and other assets	(8,902)	(960,175)
Advances to related parties	(76,995)	0
Prepayments for acquisition of land use rights	(76,715)	(6,889,032)
Proceeds from disposal of fixed assets	0	274,727
Net cash used in investing activities of continuing operations	(4,032,327)	(12,843,958)
Net cash used in investing activities of discontinued operations	(2,476,523)	(117,583)
Net cash used in investing activities	(6,508,850)	(12,961,541)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from capital contributions	464,180	1,831,718
Net proceeds from short-term loans from related parties	3,101,839	3,101,989
Cash restricted for credit line of bank acceptance notes	(1,802,568)	0
Release of cash restricted held at a trust account	125,560	0
Payment of preferred dividends	(243,678)	0
Net proceeds from short-term loans from bank	11,349,219	0
Net proceeds from short-term bank acceptance notes	1,547,269	0
Net proceeds from short-term loan from others	952	(1,079,701)
Net repayments of short-term loans from related parties	0	(1,113,632)
Proceeds from private placement, net of restricted cash held in escrow	0	8,827,123
Release of restricted cash related to private placement	0	298,848
Net cash provided by financing activities of continuing operations	14,542,773	11,866,345
Net cash used in financing activities of discontinued operations	5,918,988	4,277,243
Net cash used in financing activities	20,461,761	16,143,588
EFFECT OF EXCHANGE RATE CHANGE ON CASH AND CASH EQUIVALENTS	352,429	204,593
NET INCREASE IN CASH & CASH EQUIVALENTS	2,672,637	3,593,243
NET INCREASE IN CASH & CASH EQUIVALENTS FROM DISCONTINUED OPERATIONS	(403,208)	489,886
NET INCREASE IN CASH & CASH EQUIVALENTS FROM CONTINUING OPERATIONS	3,075,845	3,103,357
CASH & CASH EQUIVALENTS, BEGINNING BALANCE	5,665,858	2,562,501
CASH & CASH EQUIVALENTS, ENDING BALANCE	8,741,703	5,665,858
SUPPLEMENTAL DISCLOSURES:
Income tax paid	62	0
Interest paid	809,448	323,829
NONCASH INVESTING AND FINANCING ACTIVITIES:
Construction completed and transferred to property, plant, and equipment	5,914,602	0
Construction completed and transferred to land use rights	2,320,904	0
Obtained certificates of farmland use rights	$ 8,221,569	$ 0